Note 16 - Contingencies	12 Months Ended
Nov. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
Contingencies

From time to time, the Company may be exposed to claims and legal actions in the normal course of business. As at November 30, 2016, and continuing as at February 9, 2017, the Company is not aware of any pending or threatened material litigation claims against the Company.